Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Expense or Contra-Expense

For the six months ended June 30, 2019, the Company recorded the following amounts as expense or contra-expense, as applicable, related to these transactions:

	Provided by Thomson Reuters to Refinitiv Contra-expense	Provided by Refinitiv to Thomson Reuters (Expense)
Transitional services	17	(35)
Properties leased	18	(19)